SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21574

Eaton Vance Floating-Rate Income Trust

Name of Registrant

One Post Office Square

Boston, MA 02109

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities to be Redeemed:
Series L-2 Variable Rate Term Preferred Shares, par value of $0.01 per share, liquidation preference of $100,000 per share (the “Series L-2 Preferred Shares”)
(2)	Date on Which the Securities are to be Redeemed:
The Series L-2 Preferred Shares will be redeemed on Thursday, July 23, 2026 (the “Redemption Date”).
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The Series L-2 Preferred Shares are to be redeemed pursuant to Section 2.5(d) of Fund’s Statement Creating Multiple Series of Variable Rate Term Preferred Shares; Designation Of Series C-1 VRTP Shares, Series C-2 VRTP Shares, Series C-3 VRTP Shares, Series C-4 VRTP Shares, Series L-1 VRTP Shares and Series L-2 VRTP Shares, included as Appendix I to the Fund’s Amended and Restated By-Laws, as amended.
(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem 100% (800 shares) of its outstanding Series L-2 Preferred Shares. Holders of the Series L-2 Preferred Shares will receive $100,000 per share, which equals the liquidation preference of $100,000 per share, together with accumulated and unpaid dividends and other distributions through but excluding the Redemption Date.

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SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 23 day of June, 2026.

EATON VANCE FLOATING-RATE INCOME TRUST

By:	/s/ Kenneth A. Topping
Name:	Kenneth A. Topping
Title:	President